SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings

	As at December 31
(In millions of dollars)	2022	2021

Receivables securitization program	2,400	800
US commercial paper program (net of the discount on issuance)	214	893
Non-revolving credit facility borrowings	371	507

Total short-term borrowings	2,985	2,200
Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2022 and 2021.

	Year ended December 31, 2022			Year ended December 31, 2021
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from receivables securitization			1,600			150
Net proceeds received from receivables securitization			1,600			150

Proceeds received from US commercial paper	6,745	1.302	8,781	2,568	1.260	3,235
Repayment of US commercial paper	(7,303)	1.306	(9,537)	(2,314)	1.259	(2,914)
Net (repayment of) proceeds received from US commercial paper			(756)			321

Proceeds received from non-revolving credit facilities (Cdn$)			865			—
Proceeds received from non-revolving credit facilities (US$)	—	—	—	1,200	1.253	1,503
Total proceeds received from non-revolving credit facilities			865			1,503

Repayment of non-revolving credit facilities (Cdn$)			(495)			—
Repayment of non-revolving credit facilities (US$)	(400)	1.268	(507)	(800)	1.254	(1,003)
Total repayment of non-revolving credit facilities			(1,002)			(1,003)

Net (repayment of) proceeds received from non-revolving credit facilities			(137)			500

Net proceeds received from short-term borrowings			707			971
Below is a summary of the activity relating to our US CP program for the years ended December 31, 2022 and 2021.

	Year ended December 31, 2022			Year ended December 31, 2021
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	704	1.268	893	449	1.272	571
Net (repayment of) proceeds received from US commercial paper	(558)	1.355	(756)	254	1.264	321
Discounts on issuance [1]	12	1.250	15	1	n/m	2
Loss (gain) on foreign exchange [1]			62			(1)

US commercial paper, end of year	158	1.354	214	704	1.268	893
n/m - not meaningful
[1] Included in "finance costs".
Below is a summary of the activity relating to our non-revolving credit facilities for the year ended December 31, 2022 and year ended December 31, 2021.

	Years ended December 31
(In millions of dollars)	2022	2021

Non-revolving credit facility, beginning of year	507	—
Net (repayment of) proceeds received from non-revolving credit facilities	(137)	500
Loss on foreign exchange [1]	1	7

Non-revolving credit facility, end of year	371	507

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2022	2021

Senior notes	2022	US	750	Floating	—	951
Senior notes	2022		600	4.000%	—	600
Senior notes	2023	US	500	3.000%	677	634
Senior notes	2023	US	850	4.100%	1,151	1,078
Senior notes	2024		600	4.000%	600	600
Senior notes [1]	2025	US	1,000	2.950%	1,354	—
Senior notes [1]	2025		1,250	3.100%	1,250	—
Senior notes	2025	US	700	3.625%	948	886
Senior notes	2026	US	500	2.900%	677	634
Senior notes	2027		1,500	3.650%	1,500	1,500
Senior notes [1]	2027	US	1,300	3.200%	1,761	—
Senior notes [1]	2029		1,000	3.750%	1,000	—
Senior notes	2029		1,000	3.250%	1,000	1,000
Senior notes [1]	2032	US	2,000	3.800%	2,709	—
Senior notes [1]	2032		1,000	4.250%	1,000	—
Senior debentures [2]	2032	US	200	8.750%	271	254
Senior notes	2038	US	350	7.500%	474	444
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes [1]	2042	US	750	4.500%	1,016	—
Senior notes	2043	US	500	4.500%	677	634
Senior notes	2043	US	650	5.450%	880	823
Senior notes	2044	US	1,050	5.000%	1,422	1,331
Senior notes	2048	US	750	4.300%	1,016	951
Senior notes	2049	US	1,250	4.350%	1,693	1,585
Senior notes	2049	US	1,000	3.700%	1,354	1,268
Senior notes [1]	2052	US	2,000	4.550%	2,709	—
Senior notes [1]	2052		1,000	5.250%	1,000	—
Subordinated notes [3]	2081		2,000	5.000%	2,000	2,000
Subordinated notes [3]	2082	US	750	5.250%	1,016	—
					32,855	18,873
Deferred transaction costs and discounts					(1,122)	(185)
Less current portion					(1,828)	(1,551)

Total long-term debt					29,905	17,137
[1] Included in Shaw senior note financing.
[2]    Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2022 and 2021.
[3]    The subordinated notes can be redeemed at par on the five-year anniversary from issuance dates of December 2021 and February 2022 or on any subsequent interest payment date.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2022 and 2021.

	Year ended December 31, 2022			Year ended December 31, 2021
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Senior note issuances (Cdn$)			4,250			—
Senior note issuances (US$)	7,050	1.284	9,054	—	—	—
Total senior note issuances			13,304			—

Senior note repayments (Cdn$)			(600)			(1,450)
Senior note repayments (US$)	(750)	1.259	(944)	—	—	—
Total senior note repayments			(1,544)			(1,450)

Net issuance (repayment) of senior notes			11,760			(1,450)

Subordinated note issuances (Cdn$)			—			2,000
Subordinated note issuances (US$)	750	1.268	951	—	—	—
Total subordinated note issuances			951			2,000

Net issuance of long-term debt			12,711			550

	Years ended December 31
(In millions of dollars)	2022	2021

Long-term debt net of transaction costs, beginning of year	18,688	18,201
Net issuance of long-term debt	12,711	550
Loss (gain) on foreign exchange	1,271	(50)
Deferred transaction costs incurred	(988)	(31)
Amortization of deferred transaction costs	51	18

Long-term debt net of transaction costs, end of year	31,733	18,688

Current	1,828	1,551
Long-term	29,905	17,137

Long-term debt net of transaction costs, end of year	31,733	18,688
Below is a summary of the senior and subordinated notes we issued in 2022 and 2021.

(In millions of dollars, except interest rates and discounts)							Transaction costs and discounts [2] (Cdn$)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Upon issuance	Upon modification [3]

2022 issuances
February 11, 2022 (subordinated) [4]	US	750	2082	5.250%	At par	951	13	—
March 11, 2022 (senior) [5]	US	1,000	2025	2.950%	99.934%	1,283	9	50
March 11, 2022 (senior)		1,250	2025	3.100%	99.924%	1,250	7	—
March 11, 2022 (senior)	US	1,300	2027	3.200%	99.991%	1,674	13	82
March 11, 2022 (senior)		1,000	2029	3.750%	99.891%	1,000	7	57
March 11, 2022 (senior)	US	2,000	2032	3.800%	99.777%	2,567	27	165
March 11, 2022 (senior)		1,000	2032	4.250%	99.987%	1,000	6	58
March 11, 2022 (senior)	US	750	2042	4.500%	98.997%	966	20	95
March 11, 2022 (senior)	US	2,000	2052	4.550%	98.917%	2,564	55	250
March 11, 2022 (senior)		1,000	2052	5.250%	99.483%	1,000	12	62

2021 issuance
December 17, 2021 (subordinated) [4]		2,000	2081	5.000%	At par	2,000	20	—
[1] Gross proceeds before transaction costs, discounts, and premiums.
[2] Transaction costs, discounts, and premiums are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.
[3]    Accounted for as a modification of the respective financial liabilities. Reflects initial consent fee of $557 million incurred in September 2022 and additional consent fee of $262 million incurred in December 2022.
[4]    Deferred transaction costs and discounts in the carrying value of the subordinated notes are recognized in net income using the effective interest method over a five-year period.
5 The US$1 billion senior notes due 2025 can be redeemed at par on or after March 15, 2023.
Disclosure of detailed information about accounts receivable securitization program

	As at December 31
(In millions of dollars)	2022	2021

Receivables sold to buyer as security	2,914	2,679
Short-term borrowings from buyer	(2,400)	(800)

Overcollateralization	514	1,879

	Years ended December 31
(In millions of dollars)	2022	2021

Receivables securitization program, beginning of year	800	650
Net proceeds received from receivables securitization	1,600	150

Receivables securitization program, end of year	2,400	800